Schedule of Investments (unaudited)
August 31, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
Airbus SE	133,064	$ 13,039,360
BAE Systems PLC	1,038,134	9,349,539
Huntington Ingalls Industries, Inc.	44,741	10,302,063
L3Harris Technologies, Inc.	16,667	3,803,243
Lockheed Martin Corp.	10,386	4,363,262
Raytheon Technologies Corp.	179,575	16,116,856
		56,974,323
Air Freight & Logistics — 0.6%
FedEx Corp.	41,212	8,687,902
Auto Components — 0.7%
Lear Corp.	76,955	10,669,041
Automobiles — 1.5%
General Motors Co.	630,883	24,106,039
Banks — 6.3%
Citigroup, Inc.	622,036	30,361,577
Comerica, Inc.	74,963	6,019,529
First Citizens BancShares, Inc., Class A	25,472	20,682,245
M&T Bank Corp.	30,529	5,549,562
Wells Fargo & Co.	814,939	35,620,984
		98,233,897
Capital Markets — 0.4%
Invesco Ltd.	419,863	6,915,144
Chemicals — 0.8%
PPG Industries, Inc.	103,481	13,140,017
Communications Equipment — 1.5%
Cisco Systems, Inc.	360,480	16,120,666
Nokia Oyj, ADR	802,630	4,053,281
Telefonaktiebolaget LM Ericsson, ADR	324,805	2,413,301
		22,587,248
Consumer Finance — 0.5%
Capital One Financial Corp.	77,306	8,180,521
Containers & Packaging — 1.4%
Sealed Air Corp.	407,971	21,952,920
Diversified Financial Services — 2.0%
Apollo Global Management, Inc.	338,679	18,823,779
Equitable Holdings, Inc.	439,963	13,088,899
		31,912,678
Diversified Telecommunication Services — 1.8%
AT&T Inc.	737,730	12,939,784
Verizon Communications, Inc.	351,832	14,710,096
		27,649,880
Electric Utilities — 1.3%
American Electric Power Co., Inc.	103,958	10,416,592
Edison International	136,816	9,272,020
		19,688,612
Equity Real Estate Investment Trusts (REITs) — 0.4%
SL Green Realty Corp.	139,240	6,150,231
Food & Staples Retailing — 0.3%
Walmart, Inc.	38,300	5,076,665
Food Products — 1.3%
Danone SA	119,204	6,272,552
Kraft Heinz Co.	294,896	11,029,110
Mondelez International, Inc., Class A	58,582	3,623,883
		20,925,545
Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
DENTSPLY SIRONA, Inc.	85,348	$ 2,796,854
Koninklijke Philips NV	238,590	3,962,502
Medtronic PLC	235,691	20,721,953
Zimmer Biomet Holdings, Inc.	146,007	15,523,464
		43,004,773
Health Care Providers & Services — 5.0%
Cardinal Health, Inc.	281,303	19,893,748
Cigna Corp.	47,912	13,580,657
Elevance Health, Inc.	25,149	12,200,031
Humana, Inc.	27,069	13,041,303
Laboratory Corp. of America Holdings	87,711	19,758,657
		78,474,396
Household Durables — 0.9%
Newell Brands, Inc.	757,754	13,525,909
Household Products — 0.6%
Kimberly-Clark Corp.	72,891	9,295,060
Industrial Conglomerates — 0.3%
Siemens AG, Registered Shares	48,477	4,910,434
Insurance — 4.1%
American International Group, Inc.	309,538	16,018,591
Fidelity National Financial, Inc.	574,660	22,469,206
Prudential PLC	1,171,172	12,291,642
Willis Towers Watson PLC	60,366	12,485,500
		63,264,939
IT Services — 4.7%
Cognizant Technology Solutions Corp., Class A	406,493	25,678,163
Fidelity National Information Services, Inc.	265,306	24,241,009
SS&C Technologies Holdings, Inc.	418,332	23,326,192
		73,245,364
Machinery — 1.5%
Komatsu Ltd.	1,150,300	24,062,835
Media — 1.9%
Comcast Corp., Class A	571,519	20,683,273
Publicis Groupe SA	180,507	8,813,313
		29,496,586
Multiline Retail — 0.3%
Dollar General Corp.	22,294	5,293,041
Multi-Utilities — 1.4%
Ameren Corp.	33,527	3,105,271
Public Service Enterprise Group, Inc.	132,062	8,499,510
Sempra Energy	60,764	10,024,237
		21,629,018
Oil, Gas & Consumable Fuels — 5.6%
BP PLC	7,421,013	37,920,816
ConocoPhillips	77,536	8,486,315
EQT Corp.	272,694	13,034,773
Hess Corp.	99,196	11,980,893
Shell PLC	315,781	8,358,102
Williams Cos., Inc.	216,812	7,378,112
		87,159,011
Personal Products — 1.0%
Unilever PLC, ADR	338,112	15,346,904
Pharmaceuticals — 5.1%
AstraZeneca PLC	204,737	25,324,398
Bayer AG, Registered Shares	341,458	18,059,029
Merck & Co., Inc.	33,115	2,826,696

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk A/S, ADR(a)	47,170	$ 5,004,737
Sanofi	342,773	28,021,638
		79,236,498
Professional Services — 0.9%
Leidos Holdings, Inc.	103,724	9,858,966
Robert Half International, Inc.	51,530	3,966,264
		13,825,230
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc.	20,508	10,235,748
Software — 0.6%
Microsoft Corp.	34,824	9,105,431
Specialty Retail — 1.0%
Ross Stores, Inc.	186,538	16,092,633
Technology Hardware, Storage & Peripherals — 0.9%
Samsung Electronics Co. Ltd., Registered Shares, GDR	13,470	14,730,380
Textiles, Apparel & Luxury Goods — 0.6%
Ralph Lauren Corp.	110,523	10,094,066
Tobacco — 1.7%
Altria Group, Inc.	318,615	14,375,909
British American Tobacco PLC	288,344	11,548,967
		25,924,876
Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc., Class B	288,392	12,417,534
Vodafone Group PLC	10,729,062	14,364,629
		26,782,163
Total Common Stocks — 67.8% (Cost: $1,043,849,369)		1,057,585,958
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 2.1%
Credit Suisse Securities (USA) LLC (Airbus SE) 22.60% 10/07/22	EUR	51,700	5,072,426
Credit Suisse Securities (USA) LLC (BAE Systems PLC) 16.20% 10/07/22	GBP	818,800	7,365,991
Goldman Sachs & Co. LLC (Lockheed Martin Corp.) 17.90% 09/19/22	USD	10,000	4,191,637
RBC Capital Markets LLC (Huntington Ingalls Industries, Inc.) 18.83% 09/15/22		40,000	8,897,114
RBC Capital Markets LLC (Raytheon Technologies Corp.) 16.74% 10/03/22		75,200	6,805,639
			32,332,807
Air Freight & Logistics — 0.2%
UBS Securities LLC (FedEx Corp.) 22.40% 09/22/22		12,500	2,637,183
Auto Components — 0.5%
Goldman Sachs & Co. LLC (Lear Corp.) 23.28% 09/15/22		52,200	7,186,638
Automobiles — 0.5%
RBC Capital Markets LLC (General Motors Co.) 28.43% 10/06/22		196,900	7,468,931
Banks — 2.4%
BMO Capital Markets Corp. (M&T Bank Corp.) 23.58% 10/13/22		35,300	6,465,016
Security		Par (000)	Value
Banks (continued)
Credit Suisse Securities (USA) LLC (Wells Fargo & Co.) 25.75% 09/23/22	USD	231,700	$ 9,987,103
JP Morgan Securities LLC (Citigroup, Inc.) 18.12% 09/15/22		161,000	7,833,519
JP Morgan Securities LLC (Comerica, Inc.) 27.81% 09/23/22		28,200	2,242,770
JP Morgan Securities LLC (First Citizens BancShares, Inc.) 19.92% 09/22/22		15,600	11,399,843
			37,928,251
Capital Markets — 0.2%
BNP Paribas Securities Corporation (Invesco Ltd.) 27.68% 10/06/22		235,800	3,971,767
Chemicals — 0.2%
BNP Paribas Securities Corporation (PPG Industries, Inc.) 22.41% 09/29/22		31,600	3,972,857
Communications Equipment — 1.0%
Goldman Sachs & Co. LLC (Telefonaktiebolaget LM Ericsson) 19.19% 09/22/22		178,800	1,317,057
SG Americas Securities LLC (Cisco Systems, Inc.) 13.41% 09/19/22		317,700	14,158,512
			15,475,569
Consumer Finance — 0.3%
BNP Paribas Securities Corporation (Capital One Financial Corp.) 24.77% 09/29/22		42,500	4,493,327
Containers & Packaging — 0.4%
Credit Suisse Securities (USA) LLC (Sealed Air Corp.) 21.70% 09/23/22		103,800	5,612,496
Diversified Financial Services — 1.1%
Credit Suisse Securities (USA) LLC (Equitable Holdings, Inc.) 18.25% 09/09/22		217,100	6,061,279
SG Americas Securities LLC (Apollo Global Management, Inc.) 26.42% 10/21/22(b)		198,600	11,248,935
			17,310,214
Diversified Telecommunication Services — 1.0%
BMO Capital Markets Corp. (AT&T Inc.) 25.55% 10/21/22(b)		432,600	7,613,520
Credit Suisse Securities (USA) LLC (Verizon Communications, Inc.) 15.30% 09/23/22		180,000	7,581,071
			15,194,591
Electric Utilities — 0.7%
BMO Capital Markets Corp. (American Electric Power Co., Inc.) 14.79% 09/15/22		55,800	5,450,217
RBC Capital Markets LLC (Edison International) 19.99% 10/03/22		82,900	5,518,309
			10,968,526
Equity Real Estate Investment Trusts (REITs) — 0.3%
Credit Suisse Securities (USA) LLC (SL Green Realty Corp.) 28.25% 09/09/22		92,200	4,073,511
Food & Staples Retailing — 0.2%
RBC Capital Markets LLC (Walmart, Inc.) 10.52% 10/13/22		22,200	2,970,272
Food Products — 0.7%
BMO Capital Markets Corp. (Kraft Heinz Co.) 23.93% 10/21/22(b)		111,300	4,231,782

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Credit Suisse Securities (USA) LLC (Danone SA) 20.70% 10/20/22	EUR	69,800	$ 3,648,360
SG Americas Securities LLC (Mondelez International, Inc.) 15.39% 09/09/22	USD	60,600	3,756,060
			11,636,202
Health Care Equipment & Supplies — 1.5%
BNP Paribas Securities Corporation (Zimmer Biomet Holdings, Inc.) 19.14% 10/06/22		81,900	8,821,097
Credit Suisse Securities (USA) LLC (DENTSPLY SIRONA, Inc.) 22.35% 09/09/22		142,900	4,684,342
UBS Securities LLC (Medtronic PLC) 20.90% 10/06/22		114,200	10,145,234
			23,650,673
Health Care Providers & Services — 2.6%
BMO Capital Markets Corp. (Cigna Corp.) 24.78% 10/21/22(b)		28,100	8,000,436
BNP Paribas Securities Corporation (Elevance Health, Inc.) 18.06% 10/06/22		14,100	6,791,849
BNP Paribas Securities Corporation (Humana, Inc.) 17.36% 10/13/22		15,600	7,529,573
Goldman Sachs & Co. LLC (CVS Health Corp.) 15.67% 10/03/22		35,300	3,436,936
SG Americas Securities LLC (Cardinal Health, Inc.) 14.07% 09/09/22		146,100	8,248,401
SG Americas Securities LLC (Laboratory Corp. of America Holdings) 22.68% 10/21/22(b)		28,500	6,465,499
			40,472,694
Household Durables — 0.4%
SG Americas Securities LLC (Newell Brands, Inc.) 17.79% 09/09/22		313,500	5,621,939
Household Products — 0.5%
BNP Paribas Securities Corporation (Kimberly-Clark Corp.) 16.43% 10/13/22		59,800	7,659,026
Industrial Conglomerates — 0.2%
RBC Capital Markets LLC (Siemens AG) 22.84% 10/07/22	EUR	26,800	2,755,454
Insurance — 2.0%
BNP Paribas Securities Corporation (American International Group, Inc.) 21.33% 09/29/22	USD	155,700	8,006,090
BNP Paribas Securities Corporation (Fidelity National Financial, Inc.) 23.55% 09/29/22		114,400	4,411,190
BNP Paribas Securities Corporation (Willis Towers Watson PLC) 15.13% 10/13/22		35,400	7,359,775
Credit Suisse Securities (USA) LLC (Prudential PLC) 32.70% 10/07/22	GBP	220,710	2,336,178
JP Morgan Securities LLC (Prudential Financial, Inc.) 17.86% 09/15/22	USD	52,200	5,026,930
RBC Capital Markets LLC (Prudential PLC) 25.64% 10/07/22	GBP	390,300	4,183,894
			31,324,057
IT Services — 1.3%
SG Americas Securities LLC (Cognizant Technology Solutions Corp.) 16.91% 09/19/22	USD	118,500	7,545,524
UBS Securities LLC (Fidelity National Information Services, Inc.) 22.30% 10/03/22		74,300	6,887,647
UBS Securities LLC (SS&C Technologies Holdings, Inc.) 14.30% 10/03/22		94,300	5,299,265
			19,732,436
Security		Par (000)	Value
Media — 0.3%
Goldman Sachs & Co. LLC (Comcast Corp.) 18.09% 09/22/22	USD	69,700	$ 2,551,712
RBC Capital Markets LLC (Publicis Groupe SA) 19.64% 09/22/22	EUR	40,000	1,964,602
			4,516,314
Multiline Retail — 0.4%
BMO Capital Markets Corp. (Dollar General Corp.) 18.13% 09/29/22	USD	26,900	6,409,364
Multi-Utilities — 0.8%
BNP Paribas Securities Corporation (Ameren Corp.) 14.30% 09/29/22		18,400	1,657,681
BNP Paribas Securities Corporation (Public Service Enterprise Group, Inc.) 16.71% 10/06/22		74,200	4,781,224
UBS Securities LLC (Sempra Energy) 17.50% 09/29/22		36,200	5,840,217
			12,279,122
Oil, Gas & Consumable Fuels — 2.5%
BNP Paribas Securities Corporation (Williams Cos., Inc.) 21.94% 10/13/22		125,600	4,243,219
Goldman Sachs & Co. LLC (EQT Corp.) 31.83% 09/22/22		222,000	10,549,572
JP Morgan Securities LLC (BP PLC) 21.43% 10/07/22	GBP	2,289,600	11,360,018
RBC Capital Markets LLC (Hess Corp.) 27.61% 10/13/22	USD	57,400	6,684,124
RBC Capital Markets LLC (Shell PLC) 27.16% 09/22/22	GBP	88,500	2,252,135
SG Americas Securities LLC (ConocoPhillips) 29.50% 09/19/22	USD	38,800	3,583,780
			38,672,848
Personal Products — 0.5%
UBS Securities LLC (Unilever PLC) 17.00% 09/29/22		186,100	8,495,567
Pharmaceuticals — 2.7%
BMO Capital Markets Corp. (Novo Nordisk A/S) 18.84% 10/13/22		27,300	2,861,109
Goldman Sachs & Co. LLC (Merck & Co., Inc.) 14.37% 09/19/22		53,700	4,583,831
HSBC Securities (USA), Inc. (Bayer AG) 24.40% 10/20/22	EUR	200,200	10,637,555
HSBC Securities (USA), Inc. (Sanofi) 26.10% 10/20/22		111,700	9,174,477
JP Morgan Securities LLC (AstraZeneca PLC) 17.92% 10/07/22	GBP	114,900	14,225,591
			41,482,563
Professional Services — 0.3%
UBS Securities LLC (Leidos Holdings, Inc.) 19.10% 10/03/22	USD	57,600	5,553,933
Semiconductors & Semiconductor Equipment — 0.5%
RBC Capital Markets LLC (Applied Materials, Inc.) 27.51% 10/13/22		30,300	2,930,710
RBC Capital Markets LLC (Broadcom, Inc.) 24.16% 10/06/22		11,400	5,773,371
			8,704,081
Software — 0.3%
BMO Capital Markets Corp. (Microsoft Corp.) 19.98% 09/22/22		19,100	4,941,460

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.3%
Nomura Securities International, Inc. (Ross Stores, Inc.) 30.10% 09/23/22	USD	53,000	$ 4,443,888
Textiles, Apparel & Luxury Goods — 0.3%
SG Americas Securities LLC (Ralph Lauren Corp.) 15.86% 09/09/22		54,500	4,995,588
Tobacco — 0.7%
Credit Suisse Securities (USA) LLC (Altria Group, Inc.) 16.75% 09/09/22		121,200	5,313,713
Credit Suisse Securities (USA) LLC (British American Tobacco PLC) 24.30% 10/20/22(b)	GBP	135,200	5,352,400
			10,666,113
Wireless Telecommunication Services — 0.9%
RBC Capital Markets LLC (Rogers Communications, Inc.) 16.33% 09/15/22	CAD	144,700	6,221,025
Societe Generale Paris (Vodafone Group PLC) 16.91% 09/22/22	GBP	5,906,200	8,004,784
			14,225,809
Total Equity-Linked Notes — 30.8% (Cost: $489,506,505)			479,836,071
Total Long-Term Investments — 98.6% (Cost: $1,533,355,874)			1,537,422,029
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	35,065,185	$ 35,065,185
SL Liquidity Series, LLC, Money Market Series, 2.47%(e)	4,965,883	4,966,380
Total Short-Term Securities — 2.6% (Cost: $40,031,565)		40,031,565
Total Investments — 101.2% (Cost: $1,573,387,439)		1,577,453,594
Liabilities in Excess of Other Assets — (1.2)%		(18,924,203)
Net Assets — 100.0%		$ 1,558,529,391
(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 25,886,024	$ 9,179,161(a)	$ —	$ —	$ —	$ 35,065,185	35,065,185	$ 213,204	$ —
SL Liquidity Series, LLC, Money Market Series	—	4,966,423(a)	—	(43)	—	4,966,380	4,965,883	232(b)	—
				$ (43)	$ —	$ 40,031,565		$ 213,436	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,585,424	$ 22,388,899	$ —	$ 56,974,323
Air Freight & Logistics	8,687,902	—	—	8,687,902
Auto Components	10,669,041	—	—	10,669,041
Automobiles	24,106,039	—	—	24,106,039
Banks	98,233,897	—	—	98,233,897
Capital Markets	6,915,144	—	—	6,915,144
Chemicals	13,140,017	—	—	13,140,017
Communications Equipment	22,587,248	—	—	22,587,248
Consumer Finance	8,180,521	—	—	8,180,521
Containers & Packaging	21,952,920	—	—	21,952,920
Diversified Financial Services	31,912,678	—	—	31,912,678
Diversified Telecommunication Services	27,649,880	—	—	27,649,880
Electric Utilities	19,688,612	—	—	19,688,612
Equity Real Estate Investment Trusts (REITs)	6,150,231	—	—	6,150,231
Food & Staples Retailing	5,076,665	—	—	5,076,665
Food Products	14,652,993	6,272,552	—	20,925,545
Health Care Equipment & Supplies	39,042,271	3,962,502	—	43,004,773
Health Care Providers & Services	78,474,396	—	—	78,474,396
Household Durables	13,525,909	—	—	13,525,909
Household Products	9,295,060	—	—	9,295,060
Industrial Conglomerates	—	4,910,434	—	4,910,434
Insurance	50,973,297	12,291,642	—	63,264,939
IT Services	73,245,364	—	—	73,245,364
Machinery	—	24,062,835	—	24,062,835
Media	20,683,273	8,813,313	—	29,496,586
Multiline Retail	5,293,041	—	—	5,293,041
Multi-Utilities	21,629,018	—	—	21,629,018
Oil, Gas & Consumable Fuels	40,880,093	46,278,918	—	87,159,011
Personal Products	15,346,904	—	—	15,346,904
Pharmaceuticals	7,831,433	71,405,065	—	79,236,498
Professional Services	13,825,230	—	—	13,825,230
Semiconductors & Semiconductor Equipment	10,235,748	—	—	10,235,748
Software	9,105,431	—	—	9,105,431
Specialty Retail	16,092,633	—	—	16,092,633
Technology Hardware, Storage & Peripherals	—	14,730,380	—	14,730,380
Textiles, Apparel & Luxury Goods	10,094,066	—	—	10,094,066
Tobacco	14,375,909	11,548,967	—	25,924,876
Wireless Telecommunication Services	12,417,534	14,364,629	—	26,782,163
Equity-Linked Notes	—	436,923,499	42,912,572	479,836,071

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 35,065,185	$ —	$ —	$ 35,065,185
	$ 851,621,007	$ 677,953,635	$ 42,912,572	1,572,487,214
Investments valued at NAV(a)				4,966,380
				$ 1,577,453,594
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2022	$ 25,492,266
Transfers into Level 3	—
Transfers out of Level 3	—
Net realized gain (loss)	(349,210)
Net change in unrealized appreciation (depreciation)(a)	(1,767,170)
Purchases	44,045,558
Sales	(24,508,872)
Closing Balance, as of August 31, 2022	$42,912,572
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022(a)	$(1,767,170)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt